Consolidated Statements of Changes in Redeemable Convertible Preferred Shares and Shareholders' deficit - USD ($) $ in Thousands		Total	Redeemable Convertible preferred shares [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Beginning at Dec. 31, 2018		$ (24,232)	$ 59,486	$ 0	$ 6,747	$ (30,979)
Balance at Beginning (in Shares) at Dec. 31, 2018			58,197,494	29,529,034
Exercise of share options		$ 27			27
Exercise of share options (in Shares)		420,372		420,372
Issuance of redeemable convertible preferred shares, net			$ 2,709
Share-based compensation		$ 2,010			2,010
Net loss		(19,108)				(19,108)
Balance at Ending at Dec. 31, 2019		(41,303)	$ 62,195	$ 0	8,784	(50,087)
Balance at Ending (in Shares) at Dec. 31, 2019	[1]		58,207,427	29,954,518
Balance at Ending (in Shares) at Dec. 31, 2019			58,197,494	29,949,406
Exercise of share options		89			89
Exercise of share options (in Shares)	[1]			867,706
Issuance of redeemable convertible preferred shares, net			$ 15,507
Issuance of redeemable convertible preferred shares, net (in Shares)	[1]		4,717,718
Share-based compensation		656			656
Net loss		(11,084)				(11,084)
Balance at Ending at Jun. 30, 2020		(51,642)			9,529	(61,171)
Balance at Ending (in Shares) at Jun. 30, 2020	[1]		62,925,145	30,822,224
Balance at Beginning at Dec. 31, 2019		(41,303)	$ 62,195	$ 0	8,784	(50,087)
Balance at Beginning (in Shares) at Dec. 31, 2019	[1]		58,207,427	29,954,518
Exercise of share options		$ 133			133
Exercise of share options (in Shares)		1,533,505		1,533,505
Issuance of redeemable convertible preferred shares, net			$ 15,507
Issuance of redeemable convertible preferred shares, net (in Shares)			4,716,914
Share-based compensation		$ 1,440			1,440
Net loss		(20,041)				(20,041)
Balance at Ending at Dec. 31, 2020		(59,771)	$ 77,702	$ 0	10,357	(70,128)
Balance at Ending (in Shares) at Dec. 31, 2020	[1]		62,925,145	31,488,284
Balance at Ending (in Shares) at Dec. 31, 2020			62,914,408	31,482,911
Exercise of warrants for redeemable convertible preferred shares			$ 10,896
Exercise of warrants for redeemable convertible preferred shares (in Shares)	[1]		1,179,432
Exercise of share options		27			27
Exercise of share options (in Shares)	[1]			43,519
Share-based compensation		1,048			1,048
Net loss		(13,104)				(13,104)
Balance at Ending at Jun. 30, 2021		$ (71,800)	$ 88,598		$ 11,432	$ (83,232)
Balance at Ending (in Shares) at Jun. 30, 2021	[1]		64,104,577	31,531,803

[1]	The Company effected a share split as of the Recapitalization, all ordinary share and redeemable convertible preferred shares amounts were adjusted retroactively for all periods. See also Note 1B.